Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000101539 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101539 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101539 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101539 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101539 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000101539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000101539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000101539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101539 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000101539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101539 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101539 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101539 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101539 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000101539 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101539 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104483 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104483 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104483 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104483 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104483 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000104483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000104483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104483 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000104483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000104483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000104483 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104483 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104483 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104483 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000104483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127812 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127812 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000127812 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127812 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127812 [Member] | Lite On Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127812 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000127812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000127812 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000127812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000127812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127812 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000127812 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127812 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127812 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127812 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127812 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127812 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127812 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127811 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000127811 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000127811 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127811 [Member] | Lite On Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127811 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000127811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000127811 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000127811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000127811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127811 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000127811 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127811 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127811 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000127811 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000127811 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127811 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127811 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160892 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | BAWAG Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | Baltic Classifieds Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Avio S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | Definity Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Lottomatica Group S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000160892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000160892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000160892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000160892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160892 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000160892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000160892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000160892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000160892 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000160892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000160892 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000160892 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000160892 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000160892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000160892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160892 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160892 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000160892 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215233 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215233 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215233 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215233 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215233 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215233 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | YETI Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215233 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215233 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000215233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000215233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000215233 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000215234 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215234 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215234 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215234 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215234 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215234 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | YETI Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215234 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215234 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000215234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000215234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215234 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215234 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000215234 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000215235 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215235 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215235 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215235 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215235 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215235 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215235 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000215235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215235 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000215235 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215236 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215236 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215236 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215236 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215236 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215236 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215236 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215236 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000215236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000215236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215236 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000215236 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218621 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218621 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218621 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218621 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218621 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218621 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218621 [Member] | Shengyi Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218621 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | Shenzhen Inovance Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000218621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000218621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000218621 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000218621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000218621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000218621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218622 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218622 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218622 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218622 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218622 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218622 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218622 [Member] | Shengyi Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218622 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218622 [Member] | Shenzhen Inovance Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000218622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000218622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000218622 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000218622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000218622 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218622 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000218622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220167 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220167 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Sony Group Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220167 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220167 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220167 [Member] | Societe Generale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220167 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220167 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000220167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220167 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000220167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220167 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000220167 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220167 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220167 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220167 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220167 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220167 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220167 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220167 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220167 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220168 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220168 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Sony Group Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220168 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220168 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220168 [Member] | Societe Generale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220168 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220168 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000220168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000220168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000220168 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220168 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220168 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220168 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220168 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225976 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225976 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225976 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225976 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225976 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | Heidelberg Materials A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000225976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000225976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225976 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000225976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225976 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225976 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225976 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225976 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225976 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225976 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225976 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225976 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225977 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225977 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225977 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225977 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225977 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225977 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225977 [Member] | Heidelberg Materials A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000225977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000225977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000225977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000225977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225977 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225977 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225977 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225977 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225977 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225977 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255791 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000255791 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255791 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255791 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255791 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255791 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255791 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255791 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255791 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255791 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000255791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000255791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000255791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000255791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000255791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000255791 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255791 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237215 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237215 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237215 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237215 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237215 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237215 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237215 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237215 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237215 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000237215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000237215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000237215 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237215 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237216 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237216 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237216 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237216 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237216 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237216 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | Wyndham Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237216 [Member] | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237216 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237216 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000237216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000237216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000237216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237216 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238736 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238736 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000238736 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238736 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238736 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238736 [Member] | Lite On Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238736 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238736 [Member] | Meesho Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238736 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238736 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238736 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000238736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000238736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238736 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238736 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238736 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238736 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238736 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238736 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238736 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000238736 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238736 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238735 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238735 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000238735 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238735 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238735 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238735 [Member] | Lite On Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238735 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238735 [Member] | Meesho Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238735 [Member] | Inter And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238735 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238735 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000238735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000238735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238735 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238735 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238735 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238735 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238735 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238735 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238735 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000238735 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238735 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.50%